UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE OF         CUSIP       VALUE    SHARES SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS                      (x$1000)   PRN  AMPRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                     COM              00339B107     340    26,820    SH     SOLE      N/A     26,820
AETERNA ZENTARIS INC            COM              007975204     600   124,977    SH     SOLE      N/A    124,977
ALFACELL CORP                   COM              015404106      27    14,376    SH     SOLE      N/A     14,376
ALKERMES INC                    COM              01642T108     498    29,650    SH     SOLE      N/A     29,650
ALKERMES INC                    COM              01642T108   4,126   245,600   PUT     SOLE      N/A    245,600
AMYLIN PHARMACEUTICALS INC      COM              032346108     932    26,800    SH     SOLE      N/A     26,800
ANTIGENICS INC DEL              COM              037032109     887   163,598    SH     SOLE      N/A    163,598
AXCAN PHARMA INC                COM              054923107     859    66,500    SH     SOLE      N/A     66,500
BIOENVISION INC                 COM              09059N100     407    50,678    SH     SOLE      N/A     50,678
BIOGEN IDEC INC                 COM              09062X103     308     7,805    SH     SOLE      N/A      7,805
BIOTECH HOLDERS TR              DEPOSTRY RCPTS   09067D201   2,252    11,810    SH     SOLE      N/A     11,810
CELGENE CORP                    COM              151020104   6,253   115,110    SH     SOLE      N/A    115,110
COLEY PHARMACEUTICAL GROUP      COM              19388P106   5,102   280,310    SH     SOLE      N/A    280,310
CRITICAL THERAPEUTICS INC       COM              22674T105     125    13,300    SH     SOLE      N/A     13,300
CYBERONICS INC                  COM              23251P102     601    20,130    SH     SOLE      N/A     20,130
DENDREON CORP                   COM              24823Q107   4,016   598,480    SH     SOLE      N/A    598,480
DISCOVERY LABORATORIES INC      COM              254668106     646   100,200    SH     SOLE      N/A    100,200
ELAN CORP PLC-ADR               ADR              284131208     226    25,500    SH     SOLE      N/A     25,500
EMISPHERE TECHNOLOGIES INC      COM              291345106   2,004   445,405    SH     SOLE      N/A    445,405
FORBES MEDI-TECH INC            COM              344907100      56    28,000    SH     SOLE      N/A     28,000
HUMAN GENOME SCIENCES INC       COM              444903108   2,520   185,410    SH     SOLE      N/A    185,410
ICOS CORP                       COM              449295104     367    13,300    SH     SOLE      N/A     13,300
IMMUNOGEN INC                   COM              45253H101      98    13,300    SH     SOLE      N/A     13,300
MANNKIND CORP                   COM              56400P201     184    13,410    SH     SOLE      N/A     13,410
MYOGEN INC                      COM              62856E104     313    13,300    SH     SOLE      N/A     13,300
NEKTAR THERAPEUTICS             COM              640268108   3,031   178,820    SH     SOLE      N/A    178,820
NEUROBIOLOGICAL TECHNOLOGIES    COM              64124W106     381    99,940    SH     SOLE      N/A     99,940
NEUROCHEM INC                   COM              64125K101   2,892   226,796    SH     SOLE      N/A    226,796
NITROMED INC                    COM              654798503   1,737    96,500   PUT     SOLE      N/A     96,500
PHARMACYCLICS INC               COM              716933106   2,703   299,704    SH     SOLE      N/A    299,704
POZEN INC                       COM              73941U102     353    32,110    SH     SOLE      N/A     32,110
RENOVIS INC                     COM              759885106     265    19,554    SH     SOLE      N/A     19,554
SEPRACOR INC                    COM              817315104   1,575    26,700    SH     SOLE      N/A     26,700
SPECTRUM PHARMACEUTICALS INC    COM              84763A108     502   101,126    SH     SOLE      N/A    101,126
TELIK INC                       COM              87959M109   3,284   200,740    SH     SOLE      N/A    200,740
TRIMERIS INC                    COM              896263100     408    26,600    SH     SOLE      N/A     26,600
VASOGEN INC                     COM              92232F103     520   246,400    SH     SOLE      N/A    246,400
VION PHARMACEUTICALS INC        COM              927624106     488   225,070    SH     SOLE      N/A    225,070

                                              38            51,886


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:         51,886
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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